Related Party Transactions (Narrative) (Details)	6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Related Party Transactions 1	$ 286,203
Related Party Transactions 2		285,000
Related Party Transactions 3	269,872
Related Party Transactions 4		275,000
Related Party Transactions 5	539,430
Related Party Transactions 6		537,167
Related Party Transactions 7	513,757
Related Party Transactions 8		522,322
Related Party Transactions 9	276,160
Related Party Transactions 10		275,000
Related Party Transactions 11	269,872
Related Party Transactions 12		275,000
Related Party Transactions 13	75,316
Related Party Transactions 14		75,000
Related Party Transactions 15	73,602
Related Party Transactions 16		75,000
Related Party Transactions 17	0.15	0.15
Related Party Transactions 18	23,833
Related Party Transactions 19		23,733
Related Party Transactions 20	17,725
Related Party Transactions 21		18,062
Related Party Transactions 22	50,000
Related Party Transactions 23	50,000
Related Party Transactions 24	0.15	0.15
Related Party Transactions 25	16,767
Related Party Transactions 26	12,986
Related Party Transactions 27	75,316
Related Party Transactions 28		75,000
Related Party Transactions 29	73,602
Related Party Transactions 30		75,000
Related Party Transactions 31	0.15%	0.15%
Related Party Transactions 32	22,038
Related Party Transactions 33		21,945
Related Party Transactions 34	15,970
Related Party Transactions 35		16,274
Related Party Transactions 36	0
Related Party Transactions 37	29,909
Related Party Transactions 38	30,202
Related Party Transactions 39	29,909
Related Party Transactions 40	53,907
Related Party Transactions 41	37,670
Related Party Transactions 42	21,073
Related Party Transactions 43	9,052
Related Party Transactions 44	15,200
Related Party Transactions 45	$ 15,111